Guarantor Financial Information - Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015		Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
ASSETS
Total investments available for sale	$ 33,843,284	$ 33,753,898			$ 30,484,053
Total investments, trading	1,436,542	1,296,029			1,171
Investments in affiliates	1,953,711	1,708,899			1,637,620
Other investments	1,453,890	1,433,057			1,248,439
Total investments	38,687,427	38,191,883			33,371,283
Cash and cash equivalents	2,820,897	3,256,236		$ 3,209,934	2,521,814		$ 1,800,832	$ 2,618,378
Restricted cash	161,019	154,992			0
Investments in subsidiaries	0	0			0
Accrued investment income	291,016	312,667			315,964
Deferred acquisition costs and value of business acquired	1,057,941	890,568			354,533
Ceded unearned premiums	2,255,664	1,821,793			952,525
Premiums receivable	6,041,000	4,712,493			2,473,736
Reinsurance balances receivable	469,009	418,666			131,519
Unpaid losses and loss expenses recoverable	5,374,604	5,262,706			3,429,368
Receivable from investments sold	65,471	231,158			92,762
Goodwill and other intangible assets	2,233,597	2,210,266			447,952		411,611	408,527
Deferred tax asset	245,927	282,311			204,491
Amounts due from subsidiaries	0	0			0
Other assets	942,120	937,199			750,872
Total assets	60,645,692	58,682,938			45,046,819
LIABILITIES AND SHAREHOLDERS' EQUITY
Unpaid losses and loss expenses	25,913,484	25,439,744			19,353,243		20,481,065	20,484,121
Deposit liabilities	1,170,595	1,168,376			1,245,367
Future policy benefit reserves	4,020,602	4,163,500			4,707,199
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)	998,391	914,629			1,155,016
Unearned premiums	8,217,539	7,043,358			3,973,132
Notes payable and debt	2,653,895	2,644,970	[1]		1,662,580	[1]
Reinsurance balances payable	2,583,962	2,117,727			493,230
Payable for investments purchased	74,476	130,060			42,291
Deferred tax liability	105,589	120,651			66,246
Amounts due to subsidiaries	0	0			0
Other liabilities	1,239,441	1,285,460			912,749
Total liabilities	46,977,974	45,028,475			33,611,053
Shareholders' equity attributable to XL Group plc	11,688,744	11,677,079			10,033,751
Non-controlling interest in equity of consolidated subsidiaries	1,978,974	1,977,384			1,402,015
Total shareholders' equity	13,667,718	13,654,463		11,646,423	11,435,766		11,349,298
Total liabilities and shareholders' equity	60,645,692	58,682,938			45,046,819
Consolidating Adjustments and Eliminations
ASSETS
Total investments available for sale	0	0			0
Total investments, trading	0	0			0
Investments in affiliates	0	0			0
Other investments	0	0			0
Total investments	0	0			0
Cash and cash equivalents	0	0		0	0		0	0
Restricted cash	0	0			0
Investments in subsidiaries	(28,418,752)	(27,485,324)			(23,271,489)
Accrued investment income	0	0			0
Deferred acquisition costs and value of business acquired	0	0			0
Ceded unearned premiums	0	0			0
Premiums receivable	0	0			0
Reinsurance balances receivable	0	0			0
Unpaid losses and loss expenses recoverable	0	0			0
Receivable from investments sold	0	0			0
Goodwill and other intangible assets	0	0			0
Deferred tax asset	0	0			0
Amounts due from subsidiaries	(1,473,030)	(1,087,594)			(1,010,580)
Other assets	0	0			0
Total assets	(29,891,782)	(28,572,918)			(24,282,069)
LIABILITIES AND SHAREHOLDERS' EQUITY
Unpaid losses and loss expenses	0	0			0
Deposit liabilities	0	0			0
Future policy benefit reserves	0	0			0
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)	0	0			0
Unearned premiums	0	0			0
Notes payable and debt	0	0			0
Reinsurance balances payable	0	0			0
Payable for investments purchased	0	0			0
Deferred tax liability	0	0			0
Amounts due to subsidiaries	(1,473,030)	(1,087,594)			(1,010,580)
Other liabilities	0	0			0
Total liabilities	(1,473,030)	(1,087,594)			(1,010,580)
Shareholders' equity attributable to XL Group plc	(28,418,752)	(27,485,324)			(23,271,489)
Non-controlling interest in equity of consolidated subsidiaries	0	0			0
Total shareholders' equity	(28,418,752)	(27,485,324)			(23,271,489)
Total liabilities and shareholders' equity	(29,891,782)	(28,572,918)			(24,282,069)
XL- Ireland
ASSETS
Total investments available for sale	0	0			0
Total investments, trading	0	0			0
Investments in affiliates	0	0			0
Other investments	0	0			0
Total investments	0	0			0
Cash and cash equivalents	8,681	11,557		15,244	22,443		12,709	10,961
Restricted cash	0	0			0
Investments in subsidiaries	12,082,624	11,648,673			10,195,445
Accrued investment income	0	0			0
Deferred acquisition costs and value of business acquired	0	0			0
Ceded unearned premiums	0	0			0
Premiums receivable	0	0			0
Reinsurance balances receivable	0	0			0
Unpaid losses and loss expenses recoverable	0	0			0
Receivable from investments sold	0	0			0
Goodwill and other intangible assets	0	0			0
Deferred tax asset	0	0			0
Amounts due from subsidiaries	0	33,417			0
Other assets	1,339	2,748			3,017
Total assets	12,092,644	11,696,395			10,220,905
LIABILITIES AND SHAREHOLDERS' EQUITY
Unpaid losses and loss expenses	0	0			0
Deposit liabilities	0	0			0
Future policy benefit reserves	0	0			0
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)	0	0			0
Unearned premiums	0	0			0
Notes payable and debt	0	0			0
Reinsurance balances payable	0	0			0
Payable for investments purchased	0	0			0
Deferred tax liability	0	0			0
Amounts due to subsidiaries	394,351	0			166,782
Other liabilities	9,549	19,316			20,372
Total liabilities	403,900	19,316			187,154
Shareholders' equity attributable to XL Group plc	11,688,744	11,677,079			10,033,751
Non-controlling interest in equity of consolidated subsidiaries	0	0			0
Total shareholders' equity	11,688,744	11,677,079			10,033,751
Total liabilities and shareholders' equity	12,092,644	11,696,395			10,220,905
XL-Cayman
ASSETS
Total investments available for sale	554,958	516,425			905,022
Total investments, trading	0	0			0
Investments in affiliates	0	0			1,326
Other investments	959	877			0
Total investments	555,917	517,302			906,348
Cash and cash equivalents	287,464	369,997		820,664	42,970		35,794	219,044
Restricted cash	0	0			0
Investments in subsidiaries	16,336,128	15,836,651			13,076,044
Accrued investment income	2,654	2,323			4,605
Deferred acquisition costs and value of business acquired	0	0			0
Ceded unearned premiums	0	0			0
Premiums receivable	0	0			0
Reinsurance balances receivable	0	0			0
Unpaid losses and loss expenses recoverable	0	0			0
Receivable from investments sold	0	0			0
Goodwill and other intangible assets	0	0			0
Deferred tax asset	0	0			0
Amounts due from subsidiaries	0	0			0
Other assets	42,782	44,570			46,279
Total assets	17,224,945	16,770,843			14,076,246
LIABILITIES AND SHAREHOLDERS' EQUITY
Unpaid losses and loss expenses	0	0			0
Deposit liabilities	0	0			0
Future policy benefit reserves	0	0			0
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)	0	0			0
Unearned premiums	0	0			0
Notes payable and debt	2,645,647	2,644,970			1,662,580
Reinsurance balances payable	0	0			0
Payable for investments purchased	0	0			0
Deferred tax liability	0	0			0
Amounts due to subsidiaries	1,078,679	1,087,594			843,798
Other liabilities	73,495	45,106			29,923
Total liabilities	3,797,821	3,777,670			2,536,301
Shareholders' equity attributable to XL Group plc	12,082,624	11,648,673			10,195,445
Non-controlling interest in equity of consolidated subsidiaries	1,344,500	1,344,500			1,344,500
Total shareholders' equity	13,427,124	12,993,173			11,539,945
Total liabilities and shareholders' equity	17,224,945	16,770,843			14,076,246
Other XL-Ireland Subsidiaries
ASSETS
Total investments available for sale	33,288,326	33,237,473			29,579,031
Total investments, trading	1,436,542	1,296,029			1,171
Investments in affiliates	1,953,711	1,708,899			1,636,294
Other investments	1,452,931	1,432,180			1,248,439
Total investments	38,131,510	37,674,581			32,464,935
Cash and cash equivalents	2,524,752	2,874,682		$ 2,374,026	2,456,401		$ 1,752,329	$ 2,388,373
Restricted cash	161,019	154,992			0
Investments in subsidiaries	0	0			0
Accrued investment income	288,362	310,344			311,359
Deferred acquisition costs and value of business acquired	1,057,941	890,568			354,533
Ceded unearned premiums	2,255,664	1,821,793			952,525
Premiums receivable	6,041,000	4,712,493			2,473,736
Reinsurance balances receivable	469,009	418,666			131,519
Unpaid losses and loss expenses recoverable	5,374,604	5,262,706			3,429,368
Receivable from investments sold	65,471	231,158			92,762
Goodwill and other intangible assets	2,233,597	2,210,266			447,952
Deferred tax asset	245,927	282,311			204,491
Amounts due from subsidiaries	1,473,030	1,054,177			1,010,580
Other assets	897,999	889,881			701,576
Total assets	61,219,885	58,788,618			45,031,737
LIABILITIES AND SHAREHOLDERS' EQUITY
Unpaid losses and loss expenses	25,913,484	25,439,744			19,353,243
Deposit liabilities	1,170,595	1,168,376			1,245,367
Future policy benefit reserves	4,020,602	4,163,500			4,707,199
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)	998,391	914,629			1,155,016
Unearned premiums	8,217,539	7,043,358			3,973,132
Notes payable and debt	8,248	0			0
Reinsurance balances payable	2,583,962	2,117,727			493,230
Payable for investments purchased	74,476	130,060			42,291
Deferred tax liability	105,589	120,651			66,246
Amounts due to subsidiaries	0	0			0
Other liabilities	1,156,397	1,221,038			862,454
Total liabilities	44,249,283	42,319,083			31,898,178
Shareholders' equity attributable to XL Group plc	16,336,128	15,836,651			13,076,044
Non-controlling interest in equity of consolidated subsidiaries	634,474	632,884			57,515
Total shareholders' equity	16,970,602	16,469,535			13,133,559
Total liabilities and shareholders' equity	$ 61,219,885	$ 58,788,618			$ 45,031,737

[1]	"In Use/Outstanding" data represent December 31, 2015 and December 31, 2014 accreted values.